SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Apr. 30, 2018 $ / shares	Jun. 19, 2017 $ / shares	Sep. 16, 2016 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 0.26	$ 0.26	$ 1.00	$ 0.10	$ 1.00	$ 0.50	$ 0.50	$ 1.00
Stock Price	$ 0.098	$ 0.104
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input		0.104			0.285
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2.72	4.73			3.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	250.6	259.2			262.4
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.0	0.0			0.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.45	0.18			1.92